DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Debt Disclosure [Abstract]
DEBT

6. DEBT

Convertible debentures

The Company issued a total of $157,000 (CAD$200,000) in convertible debentures to the CEO and a director of the Company on October 17, 2019 and February 21, 2020 for cash. The debentures are secured by an interest in all of the Company’s right, title, and interest in all of its oil and gas assets, had a maturity date of September 30, 2021 and February 20, 2022, and bear interest at a rate of 12% per annum, payable on maturity. The debentures are convertible at the holder’s option into units of the Company at $7.20 (CAD$9.00) per unit. Each unit will be comprised of one common share of the Company and one share purchase warrant. Each warrant entitles the holder to acquire one additional common share for a period of three years at an exercise price of $9.60 (CAD$12.00). As of June 30, 2022, $77,600 (CAD$100,000) (September 30, 2021 - $78,500) of debenture loan remained outstanding and the interest accrued on the loan was $4,241 (September 30, 2021 - $15,176).

During the nine months ended June 30, 2022 and 2021, the Company recorded interest of $6,285 and $11,116, respectively, and is included within amounts due to related party on the condensed consolidated balance sheets. During the year ended September 30, 2021, the Company repaid $79,000 (CAD$100,000) of the convertible debenture together with accrued interest of $13,090. During the nine months ended June 30, 2022, the Company paid interest of $18,960 (2021 - $13,090) accrued on the debentures.

Loan payable

In May 2020, the Company opened a Canada Emergency Business Account (“CEBA”) and received a loan of $32,000 (CAD$40,000) from the Canadian Government.

The CEBA program was established to provide interest-free loans of up to CAD$60,000 to small businesses and not-for-profits to help them cover operating costs during the COVID-19 pandemic. The loan was unsecured and non-interest bearing with an original repayment deadline of December 31, 2022. In January 2022, the Canadian government extended the repayment deadline to December 31, 2023 in order for the loan to be considered for partial forgiveness of up to one-third of the balance. Any loans not repaid by December 31, 2023 convert to two-year term loans bearing interest at an annual rate of 5% starting January 1, 2024, with loans fully due by December 31, 2025. During the nine months ended June 30, 2022, the Company repaid the loan balance of $23,700 (CAD$30,000) and recognized a gain of $7,900 (CAD$10,000) on the forgiven amount.

6. DEBT

Convertible debentures

The Company issued a total of $150,000 (CAD$200,000) in convertible debentures to the CEO and a director of the Company on October 17, 2019 and February 21, 2020 for cash. The debentures are secured by an interest in all of the Company’s right, title, and interest in all of its oil and gas assets, have a maturity date of September 30, 2021 and February 20, 2022, and bear interest at a rate of 12% per annum, payable on maturity. The debentures are convertible at the holder’s option into units of the Company at $7.20 (CAD$9.00) per unit. Each unit will be comprised of one common share of the Company and one share purchase warrant; each warrant entitles the holder to acquire one additional common share for a period of three years at an exercise price of $9.60 (CAD$12.00).

During the year ended September 30, 2021 and 2020, the Company accrued interest of $9,480 and $13,991, respectively, and is included within amounts due to related party on the consolidated balance sheets. During the year ended September 30, 2021, the Company repaid $79,000 (CAD$100,000) of the convertible debenture together with accrued interest of $13,090.

Loan payable

In May 2020, the Company opened a Canada Emergency Business Account (“CEBA”) and received a loan of $30,000(CAD$40,000) from the Canadian Government.

The CEBA program was established to provide interest-free loans of up to CAD$60,000 to small businesses and not-for-profits to help them cover operating costs during the COVID-19 pandemic. The loan is unsecured and non-interest bearing with an original repayment deadline of December 31, 2022. In January 2022, the Canadian government extended the repayment deadline to December 31, 2023 in order for the loan to be considered for partial forgiveness of up to one-third of the balance. Any loans not repaid by December 31, 2023 convert to two-year term loans bearing interest at an annual rate of 5% starting January 1, 2024, with loans fully due by December 31, 2025.